RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS	12.RELATED PARTY TRANSACTIONS There were no material related party transactions in the fiscal years ended June 30, 2025, 2024, and 2023.